Finance Costs (Details) - Schedule of finance costs - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance costs [Abstract]
Interest on lease liability (note 17)	$ 2,041,006	$ 1,412,796	$ 1,387,612
Finance costs on borrowings	5,467,250	4,002,772	5,564,311
Early settlement charges	706,643
Asset retirement obligation - accretion expense (note 18)	79,555
Bank charges	11,696	314,967
Total	$ 8,306,150	$ 5,730,535	$ 6,951,923